Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Consolidated Balance Sheets
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,000,000,000	122,507,000
Common stock, shares issued	167,557,988	69,885,084
Common stock, shares outstanding	167,557,988	69,885,084